DEFINED CONTRIBUTION 401K	12 Months Ended
Dec. 31, 2020
DEFINED CONTRIBUTION 401K
DEFINED CONTRIBUTION 401K

15. DEFINED CONTRIBUTION 401(K) PLAN

The Company has a 401(k) profit-sharing retirement plan covering substantially all employees. The plan allows employee contributions up to 50% of a participant’s eligible compensation, subject to limits established under the 401(k) plan and annual IRS elective deferral limits. SCA currently matches 100% of participants contribution up to a maximum of 4% for non-pilot participants’ and 6% for pilot participants’ eligible compensation. SCA is also required to make a non-discretionary 2% Company contribution for pilots based on gross earnings.

The Company made 401(k) contributions as follows:

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
Non-Discretionary	$1,040	$908	$592	$308
Discretionary	4,263	4,246	2,436	1,026
Total 401(k) Contributions	$5,303	$5,154	$3,028	$1,334

Contributions are classified in Salaries, Wages, and Benefits on the Consolidated Statements of Operations.